Note 8 - Employee Costs Payable	12 Months Ended
Nov. 30, 2017
Compensation Related Costs [Abstract]
Employee Costs Payable

As at November 30, 2017, the Company had $214,980 (2016 - $205,246) accrued vacation payable to certain employees and had $Nil (2016 - $838,905) accrued bonus payable to executive officers of the Company. These balances are due on demand and therefore presented as current liabilities.